17. Discontinued Operations (Details 2) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Net Loss	$ 0	$ (126,911)
Working capital and other adjustments		32,436
Cash used by operating activities		(94,475)
Investing activities
Financing activities
Net impact on cash flows		$ (94,475)